EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Income attributable to the Ambev equity holders	R$ 14,501.9	R$ 14,457.9	R$ 12,671.0
Denominator
Weighted average number of shares (i) (non diluted)	15,744.8	15,741.9	15,736.9
Basic EPS	R$ 0.9211	R$ 0.9184	R$ 0.8052
Weighted average numbers of shares (i) (diluted)	15,838.6	15,848.6	15,857.5
Diluted EPS	R$ 0.9156	R$ 0.9123	R$ 0.7991